Offerings	Aug. 05, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value
Fee Rate	0.01381%
Offering Note	(a) Separate consideration may or may not be received for securities that are issuable on exercise, conversion, settlement or exchange of other securities. (b) In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the "Securities Act"), Americold Realty Trust, Inc. ("Americold") is deferring payment of all of the registration fee. Registration fees will be paid subsequently on a "pay as you go" basis. Americold will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment. (c) An indeterminate aggregate initial offering price and number or amount of the securities of the identified class is being registered as may from time to time be issued at indeterminate prices, including securities that may be issued upon exercise, conversion, settlement or exchange of, any securities offered hereunder. (d) Maximum Aggregate Offering Price exclusive of accrued interest and accumulated dividends, if any, as applicable.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preferred Stock, $0.01 par value
Fee Rate	0.01381%
Offering Note	(a) Separate consideration may or may not be received for securities that are issuable on exercise, conversion, settlement or exchange of other securities. (b) In accordance with Rules 456(b) and 457(r) under the Securities Act, Americold is deferring payment of all of the registration fee. Registration fees will be paid subsequently on a "pay as you go" basis. Americold will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment. (c) An indeterminate aggregate initial offering price and number or amount of the securities of the identified class is being registered as may from time to time be issued at indeterminate prices, including securities that may be issued upon exercise, conversion, settlement or exchange of, any securities offered hereunder. (d) Maximum Aggregate Offering Price exclusive of accrued interest and accumulated dividends, if any, as applicable.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Depositary Shares
Fee Rate	0.01381%
Offering Note	(a) Separate consideration may or may not be received for securities that are issuable on exercise, conversion, settlement or exchange of other securities. (b) In accordance with Rules 456(b) and 457(r) under the Securities Act, Americold is deferring payment of all of the registration fee. Registration fees will be paid subsequently on a "pay as you go" basis. Americold will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment. (c) An indeterminate aggregate initial offering price and number or amount of the securities of the identified class is being registered as may from time to time be issued at indeterminate prices, including securities that may be issued upon exercise, conversion, settlement or exchange of, any securities offered hereunder. (d) Maximum Aggregate Offering Price exclusive of accrued interest and accumulated dividends, if any, as applicable.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.01381%
Offering Note	(a) Separate consideration may or may not be received for securities that are issuable on exercise, conversion, settlement or exchange of other securities. (b) In accordance with Rules 456(b) and 457(r) under the Securities Act, Americold is deferring payment of all of the registration fee. Registration fees will be paid subsequently on a "pay as you go" basis. Americold will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment. (c) An indeterminate aggregate initial offering price and number or amount of the securities of the identified class is being registered as may from time to time be issued at indeterminate prices, including securities that may be issued upon exercise, conversion, settlement or exchange of, any securities offered hereunder. (d) Maximum Aggregate Offering Price exclusive of accrued interest and accumulated dividends, if any, as applicable.
Offering: 5
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Guarantees of Debt Securities of Americold Realty Operating Partnership, L.P.
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	(a) An indeterminate aggregate initial offering price and number or amount of the securities of the identified class is being registered as may from time to time be issued at indeterminate prices, including securities that may be issued upon exercise, conversion, settlement or exchange of, any securities offered hereunder. (b) Americold, Americold Realty Operations, Inc., Americold Australian Holdings Pty Ltd, Icecap Properties NZ Limited and/or Nova Cold Logistics ULC may fully and unconditionally guarantee the payment of principal of and premium (if any) and interest on debt securities offered by Americold Realty Operating Partnership, L.P. (c) No separate consideration will be received for the guarantees. (d) Pursuant to Rule 457(n) under the Securities Act, no separate fee is payable with respect to the guarantees being registered hereby.
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities of Americold Realty Operating Partnership, L.P.
Fee Rate	0.01381%
Offering Note	(a) Separate consideration may or may not be received for securities that are issuable on exercise, conversion, settlement or exchange of other securities. (b) In accordance with Rules 456(b) and 457(r) under the Securities Act, Americold is deferring payment of all of the registration fee. Registration fees will be paid subsequently on a "pay as you go" basis. Americold will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment. (c) An indeterminate aggregate initial offering price and number or amount of the securities of the identified class is being registered as may from time to time be issued at indeterminate prices, including securities that may be issued upon exercise, conversion, settlement or exchange of, any securities offered hereunder. (d) Maximum Aggregate Offering Price exclusive of accrued interest and accumulated dividends, if any, as applicable. (e) The debt securities may be issued by Americold Realty Operating Partnership, L.P. without guarantees or may be guaranteed by Americold, Americold Realty Operations, Inc., Americold Australian Holdings Pty Ltd, Icecap Properties NZ Limited and/or Nova Cold Logistics ULC.
Offering: 7
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Guarantees of Debt Securities of Americold Realty Operating Partnership, L.P.
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	(a) An indeterminate aggregate initial offering price and number or amount of the securities of the identified class is being registered as may from time to time be issued at indeterminate prices, including securities that may be issued upon exercise, conversion, settlement or exchange of, any securities offered hereunder. (b) Americold, Americold Realty Operations, Inc., Americold Australian Holdings Pty Ltd, Icecap Properties NZ Limited and/or Nova Cold Logistics ULC may fully and unconditionally guarantee the payment of principal of and premium (if any) and interest on debt securities offered by Americold Realty Operating Partnership, L.P. (c) No separate consideration will be received for the guarantees. (d) Pursuant to Rule 457(n) under the Securities Act, no separate fee is payable with respect to the guarantees being registered hereby.
Offering: 8
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Guarantees of Debt Securities of Americold Realty Operating Partnership, L.P.
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	(a) An indeterminate aggregate initial offering price and number or amount of the securities of the identified class is being registered as may from time to time be issued at indeterminate prices, including securities that may be issued upon exercise, conversion, settlement or exchange of, any securities offered hereunder. (b) Americold, Americold Realty Operations, Inc., Americold Australian Holdings Pty Ltd, Icecap Properties NZ Limited and/or Nova Cold Logistics ULC may fully and unconditionally guarantee the payment of principal of and premium (if any) and interest on debt securities offered by Americold Realty Operating Partnership, L.P. (c) No separate consideration will be received for the guarantees. (d) Pursuant to Rule 457(n) under the Securities Act, no separate fee is payable with respect to the guarantees being registered hereby.
Offering: 9
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Guarantees of Debt Securities of Americold Realty Operating Partnership, L.P.
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	(a) An indeterminate aggregate initial offering price and number or amount of the securities of the identified class is being registered as may from time to time be issued at indeterminate prices, including securities that may be issued upon exercise, conversion, settlement or exchange of, any securities offered hereunder. (b) Americold, Americold Realty Operations, Inc., Americold Australian Holdings Pty Ltd, Icecap Properties NZ Limited and/or Nova Cold Logistics ULC may fully and unconditionally guarantee the payment of principal of and premium (if any) and interest on debt securities offered by Americold Realty Operating Partnership, L.P. (c) No separate consideration will be received for the guarantees. (d) Pursuant to Rule 457(n) under the Securities Act, no separate fee is payable with respect to the guarantees being registered hereby.
Offering: 10
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Guarantees of Debt Securities of Americold Realty Operating Partnership, L.P.
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	(a) An indeterminate aggregate initial offering price and number or amount of the securities of the identified class is being registered as may from time to time be issued at indeterminate prices, including securities that may be issued upon exercise, conversion, settlement or exchange of, any securities offered hereunder. (b) Americold, Americold Realty Operations, Inc., Americold Australian Holdings Pty Ltd, Icecap Properties NZ Limited and/or Nova Cold Logistics ULC may fully and unconditionally guarantee the payment of principal of and premium (if any) and interest on debt securities offered by Americold Realty Operating Partnership, L.P. (c) No separate consideration will be received for the guarantees. (d) Pursuant to Rule 457(n) under the Securities Act, no separate fee is payable with respect to the guarantees being registered hereby.